Average Annual Total Returns		12 Months Ended		22 Months Ended	37 Months Ended	60 Months Ended	64 Months Ended	65 Months Ended	69 Months Ended	70 Months Ended	76 Months Ended	120 Months Ended
	Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Average Annual Return, Percent		5.78%				8.26%							9.38%
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.24%				5.80%							7.32%
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.70%				6.27%							7.28%
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund Institutional Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%				13.15%							14.29%
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund Institutional Shares | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%				11.33%							10.53%
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Average Annual Return, Percent		5.61%				8.04%							9.13%
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund A Class Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%				13.15%							14.29%
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund A Class Shares | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%				11.33%							10.53%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Average Annual Return, Percent		9.59%				5.03%							6.10%
Performance Inception Date	Dec. 28, 2011
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.87%				2.94%							4.08%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.69%				2.96%							3.84%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%				13.15%							14.29%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)							2.01%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%							14.82%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares | Blended Eighty Twenty Bloomberg Barclays U S Aggregate Bond Index S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.45%				2.57%							4.62%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Average Annual Return, Percent		9.28%				4.77%							5.87%
Performance Inception Date	Jun. 28, 2013
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund A Class Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%				13.15%							14.29%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund A Class Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)							2.01%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund A Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%							14.82%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund A Class Shares | Blended Eighty Twenty Bloomberg Barclays U S Aggregate Bond Index S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.45%				2.57%							4.62%
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Average Annual Return, Percent		7.55%				4.39%							4.38%
Performance Inception Date	May 01, 2015
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.53%				2.43%							2.97%
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.45%				2.48%							2.77%
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund Institutional Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)							1.85%
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund Institutional Shares | F T S E One Month U S Treasury Bill Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.35%				3.25%							2.17%
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Average Annual Return, Percent		7.57%				4.27%				5.50%
Performance Inception Date	Mar. 01, 2020
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund A Class Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				0.40%
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund A Class Shares | F T S E One Month U S Treasury Bill Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.35%				3.25%				2.83%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.75%				4.37%							4.27%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.46%				3.00%							2.65%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.94%				3.18%							2.87%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund Institutional Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)							2.01%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund Institutional Shares | I C E Bof A M L Fixed Rate Preferred Securities Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.21%				1.65%							3.99%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.50%				4.03%							3.89%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund A Class Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)							2.01%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund A Class Shares | I C E Bof A M L Fixed Rate Preferred Securities Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.21%				1.65%							3.99%
Institutional Shares [Member] | Westwood Quality Smidcap Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Average Annual Return, Percent		8.45%				8.93%							8.64%
Institutional Shares [Member] | Westwood Quality Smidcap Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.90%				7.38%							6.76%
Institutional Shares [Member] | Westwood Quality Smidcap Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.64%				6.63%							6.43%
Institutional Shares [Member] | Westwood Quality Smidcap Fund Institutional Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%				13.15%							14.29%
Institutional Shares [Member] | Westwood Quality Smidcap Fund Institutional Shares | Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.73%				10.02%							9.72%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Average Annual Return, Percent		0.06%				6.57%							8.25%
Performance Inception Date	Apr. 02, 2007
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.58%				5.23%							7.10%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.79%				4.96%							6.47%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund Institutional Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%				13.15%							14.29%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund Institutional Shares | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%				8.88%							9.27%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Average Annual Return, Percent		0.19%				6.43%					7.22%
Performance Inception Date	Sep. 03, 2019
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund A Class Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%				13.15%					15.65%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund A Class Shares | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%				8.88%					10.21%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund C Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Average Annual Return, Percent		0.92%				5.63%					6.43%
Performance Inception Date	Sep. 03, 2019
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund C Class Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%				13.15%					15.65%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund C Class Shares | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%				8.88%	10.21%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Average Annual Return, Percent		11.90%				4.89%							6.42%
Performance Inception Date	Dec. 19, 2005
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.77%				3.24%							4.42%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.14%				3.17%							4.51%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%				13.15%							14.29%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)							2.01%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares | Blended Sixty Forty Bloomberg Barclays U S Aggregate Bond Index S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.58%				5.51%							7.21%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%							14.82%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Average Annual Return, Percent		11.73%				4.68%							6.19%
Performance Inception Date	Dec. 31, 2007
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund A Class Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%				13.15%							14.29%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund A Class Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)							2.01%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund A Class Shares | Blended Sixty Forty Bloomberg Barclays U S Aggregate Bond Index S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.58%				5.51%							7.21%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund A Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%							14.82%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund C Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Average Annual Return, Percent		10.96%				3.92%					5.19%
Performance Inception Date	Sep. 03, 2019
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund C Class Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%				13.15%					15.65%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund C Class Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)					0.77%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund C Class Shares | Blended Sixty Forty Bloomberg Barclays U S Aggregate Bond Index S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.58%				5.51%					7.01%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund C Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%					16.29%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.24%				19.22%							9.65%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.87%				18.44%							9.11%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.36%				15.38%							7.73%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%							14.82%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares | Alerian Midstream Energy Select Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.58%				24.26%							12.70%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.95%				18.91%							9.40%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund A Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%							14.82%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund A Class Shares | Alerian Midstream Energy Select Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.58%				24.26%							12.70%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund C Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.18%				18.03%							8.56%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund C Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%							14.82%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund C Class Shares | Alerian Midstream Energy Select Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.58%				24.26%							12.70%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.14%				3.42%							4.50%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.60%				2.38%							3.30%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.56%				2.27%							3.07%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund Institutional Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%							14.82%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund Institutional Shares | HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.06%				6.61%							4.75%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.83%				3.09%							4.10%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund A Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%							14.82%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund A Class Shares | HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.06%				6.61%							4.75%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund C Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.13%				2.45%							3.49%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund C Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%							14.82%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund C Class Shares | HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.06%				6.61%							4.75%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2.68%				1.50%							3.84%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.75%				0.27%							2.42%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.55%				0.75%							2.61%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund Institutional Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%							14.82%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund Institutional Shares | HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.06%				6.61%							4.75%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2.94%				1.23%							3.59%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund A Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%							14.82%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund A Class Shares | HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.06%				6.61%							4.75%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund F Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2.44%				1.80%							4.14%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund F Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%							14.82%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund F Class Shares | HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.06%				6.61%							4.75%
Ultra Shares [Member] | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%			19.22%	13.15%		15.64%
Ultra Shares [Member] | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%			11.99%
Ultra Shares [Member] | Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.73%				10.02%		14.49%
Ultra Shares [Member] | Westwood Quality Value Fund Ultra Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Average Annual Return, Percent		5.80%			6.43%
Performance Inception Date	Nov. 30, 2022
Ultra Shares [Member] | Westwood Quality Value Fund Ultra Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.22%			3.89%
Ultra Shares [Member] | Westwood Quality Value Fund Ultra Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.74%			4.90%
Ultra Shares [Member] | Westwood Quality Smidcap Fund Ultra Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.57%				9.13%		12.82%
Performance Inception Date	Jul. 31, 2020
Ultra Shares [Member] | Westwood Quality Smidcap Fund Ultra Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.96%				7.52%		11.14%
Ultra Shares [Member] | Westwood Quality Smidcap Fund Ultra Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.73%				6.78%		9.84%
Ultra Shares [Member] | Westwood Quality SmallCap Fund Ultra Shares
Prospectus [Line Items]
Average Annual Return, Percent		0.07%				6.70%			13.76%
Performance Inception Date	Mar. 31, 2020
Ultra Shares [Member] | Westwood Quality SmallCap Fund Ultra Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.49%)				5.32%			12.45%
Ultra Shares [Member] | Westwood Quality SmallCap Fund Ultra Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.88%				5.06%			10.96%
Ultra Shares [Member] | Westwood Quality SmallCap Fund Ultra Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%				13.15%			19.85%
Ultra Shares [Member] | Westwood Quality SmallCap Fund Ultra Shares | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%				8.88%			17.17%
Ultra Shares [Member] | Westwood Income Opportunity Fund Ultra Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.00%			9.46%
Performance Inception Date	Nov. 30, 2022
Ultra Shares [Member] | Westwood Income Opportunity Fund Ultra Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.84%			8.00%
Ultra Shares [Member] | Westwood Income Opportunity Fund Ultra Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.20%			6.73%
Ultra Shares [Member] | Westwood Income Opportunity Fund Ultra Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%			19.22%
Ultra Shares [Member] | Westwood Income Opportunity Fund Ultra Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			19.98%
Ultra Shares [Member] | Westwood Income Opportunity Fund Ultra Shares | Blended 60/40 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.58%			10.51%
Ultra Shares [Member] | Westwood Alternative Income Fund Ultra Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.70%				4.49%							4.49%
Performance Inception Date	May 01, 2015
Ultra Shares [Member] | Westwood Alternative Income Fund Ultra Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.62%				2.49%							3.05%
Ultra Shares [Member] | Westwood Alternative Income Fund Ultra Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.54%				2.54%							2.84%
Ultra Shares [Member] | Westwood Alternative Income Fund Ultra Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)							2.01%
Ultra Shares [Member] | Westwood Alternative Income Fund Ultra Shares | FTSE 1-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.35%				3.25%							2.17%
Ultra Shares [Member] | Westwood Quality Smidcap Fund | Westwood Quality Smidcap Fund Ultra Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Returns Before Taxes
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund Ultra Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.34%				19.31%						9.67%
Performance Inception Date	Jan. 04, 2016
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund Ultra Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.96%				18.53%						9.11%
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund Ultra Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.42%				15.46%						7.73%
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund Ultra Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%						15.01%
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund Ultra Fund | Alerian Midstream Energy Select Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.58%				24.26%						12.63%
Westwood Salient Enhanced Midstream Income E T F [Member] | Westwood Salient Enhanced Midstream Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			7.21%	13.59%
Performance Inception Date	Mar. 08, 2024
Westwood Salient Enhanced Midstream Income E T F [Member] | Westwood Salient Enhanced Midstream Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.64%	12.49%
Westwood Salient Enhanced Midstream Income E T F [Member] | Westwood Salient Enhanced Midstream Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.66%	10.23%
Westwood Salient Enhanced Midstream Income E T F [Member] | Westwood Salient Enhanced Midstream Income ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	18.72%
Westwood Salient Enhanced Energy Income E T F [Member] | Westwood Salient Enhanced Energy Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.25%		3.87%
Performance Inception Date	Mar. 08, 2024
Westwood Salient Enhanced Energy Income E T F [Member] | Westwood Salient Enhanced Energy Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.04%		2.19%
Westwood Salient Enhanced Energy Income E T F [Member] | Westwood Salient Enhanced Energy Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.15%		2.52%
Westwood Salient Enhanced Energy Income E T F [Member] | Westwood Salient Enhanced Energy Income ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		21.77%